SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2018	$ 4,479
2019	4,479
2020	4,103
2021	4,000
Long-term loans	17,061	$ 21,549
Interest expenses	$ 822	$ 1,066	$ 1,237